PORTFOLIO OF INVESTMENTS – as of April 30, 2022 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)

Common Stocks – 37.5% of Net Assets
	Aerospace & Defense – 0.6%
19	Axon Enterprise, Inc.(a)	$2,132
159	Boeing Co. (The)(a)	23,665
26	General Dynamics Corp.	6,150
4	L3Harris Technologies, Inc.	929
6	Lockheed Martin Corp.	2,593
28	Moog, Inc., Class A	2,236
4	Northrop Grumman Corp.	1,758
54	Raytheon Technologies Corp.	5,125

		44,588

	Air Freight & Logistics – 0.3%
87	Expeditors International of Washington, Inc.	8,619
7	FedEx Corp.	1,391
41	GXO Logistics, Inc.(a)	2,427
35	United Parcel Service, Inc., Class B	6,299

		18,736

	Airlines – 0.1%
87	Delta Air Lines, Inc.(a)	3,743
281	JetBlue Airways Corp.(a)	3,094

		6,837

	Auto Components – 0.2%
7	Aptiv PLC(a)	745
196	BorgWarner, Inc.	7,218
190	Dana, Inc.	2,814
25	Visteon Corp.(a)	2,618

		13,395

	Automobiles – 0.7%
103	Ford Motor Co.	1,458
305	General Motors Co.(a)	11,563
37	Tesla, Inc.(a)	32,218
26	Thor Industries, Inc.	1,990

		47,229

	Banks – 1.8%
136	Ameris Bancorp	5,671
263	Bank of America Corp.	9,384
131	Cadence Bank	3,280
321	Citigroup, Inc.	15,475
125	Citizens Financial Group, Inc.	4,925
56	Cullen/Frost Bankers, Inc.	7,408
50	Fifth Third Bancorp	1,877
621	FNB Corp.	7,154
433	Fulton Financial Corp.	6,569
267	Huntington Bancshares, Inc.	3,511
116	International Bancshares Corp.	4,616

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
27	JPMorgan Chase & Co.	$3,223
297	KeyCorp	5,735
23	M&T Bank Corp.	3,833
18	PNC Financial Services Group, Inc. (The)	2,990
167	Regions Financial Corp.	3,460
168	Truist Financial Corp.	8,123
180	Trustmark Corp.	5,018
98	U.S. Bancorp	4,759
109	Webster Financial Corp.	5,449
275	Wells Fargo & Co.	11,998
48	Wintrust Financial Corp.	4,191

		128,649

	Beverages – 1.3%
20	Boston Beer Co., Inc. (The), Class A(a)	7,500
123	Coca-Cola Co. (The)	7,947
56	Constellation Brands, Inc., Class A	13,781
738	Keurig Dr Pepper, Inc.	27,601
312	Monster Beverage Corp.(a)	26,732
38	PepsiCo, Inc.	6,525

		90,086

	Biotechnology – 1.3%
54	AbbVie, Inc.	7,931
100	Alnylam Pharmaceuticals, Inc.(a)	13,343
25	Amgen, Inc.	5,830
64	Arrowhead Pharmaceuticals, Inc.(a)	2,631
6	Biogen, Inc.(a)	1,245
79	BioMarin Pharmaceutical, Inc.(a)	6,427
113	CRISPR Therapeutics AG(a)	5,607
17	Ligand Pharmaceuticals, Inc.(a)	1,578
29	Moderna, Inc.(a)	3,898
33	Neurocrine Biosciences, Inc.(a)	2,971
55	Regeneron Pharmaceuticals, Inc.(a)	36,251

		87,712

	Building Products – 0.3%
51	Builders FirstSource, Inc.(a)	3,140
19	Carlisle Cos., Inc.	4,928
70	Carrier Global Corp.	2,679
21	Johnson Controls International PLC	1,257
19	Lennox International, Inc.	4,051
56	Owens Corning	5,092
36	Trex Co., Inc.(a)	2,095

		23,242

	Capital Markets – 1.9%
7	Ameriprise Financial, Inc.	1,858
277	Bank of New York Mellon Corp. (The)	11,651
4	BlackRock, Inc.	2,499
348	Charles Schwab Corp. (The)	23,083

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
11	CME Group, Inc.	$2,413
28	FactSet Research Systems, Inc.	11,298
43	Goldman Sachs Group, Inc. (The)	13,136
108	Intercontinental Exchange, Inc.	12,507
93	Janus Henderson Group PLC	2,835
182	KKR & Co., Inc.	9,276
13	Moody’s Corp.	4,114
22	Morgan Stanley	1,773
23	MSCI, Inc.	9,689
35	Northern Trust Corp.	3,607
173	SEI Investments Co.	9,639
190	State Street Corp.	12,724
18	Virtus Investment Partners, Inc.	3,189

		135,291

	Chemicals – 0.4%
122	Dow, Inc.	8,113
17	DuPont de Nemours, Inc.	1,121
7	Ecolab, Inc.	1,185
51	HB Fuller Co.	3,402
36	Innospec, Inc.	3,431
9	International Flavors & Fragrances, Inc.	1,092
12	Linde PLC	3,743
43	Minerals Technologies, Inc.	2,735
8	PPG Industries, Inc.	1,024
6	Sherwin-Williams Co. (The)	1,650
25	Stepan Co.	2,553

		30,049

	Commercial Services & Supplies – 0.2%
26	MSA Safety, Inc.	3,138
31	Tetra Tech, Inc.	4,317
65	Viad Corp.(a)	2,129
9	Waste Management, Inc.	1,480

		11,064

	Communications Equipment – 0.2%
15	Arista Networks, Inc.(a)	1,733
62	Ciena Corp.(a)	3,420
122	Cisco Systems, Inc.	5,976
4	F5, Inc.(a)	670
34	Lumentum Holdings, Inc.(a)	2,761

		14,560

	Construction & Engineering – 0.1%
101	AECOM	7,127

	Consumer Finance – 0.9%
520	Ally Financial, Inc.	20,779
133	American Express Co.	23,236
136	Capital One Financial Corp.	16,948

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
72	Green Dot Corp., Class A(a)	$1,907

		62,870

	Containers & Packaging – 0.1%
16	Ball Corp.	1,298
29	International Paper Co.	1,342
73	WestRock Co.	3,616

		6,256

	Distributors – 0.0%
18	Genuine Parts Co.	2,341

	Diversified Consumer Services – 0.1%
53	Grand Canyon Education, Inc.(a)	5,086
63	Service Corp. International	4,134

		9,220

	Diversified Telecommunication Services – 0.1%
821	Lumen Technologies, Inc.	8,259

	Electric Utilities – 0.2%
67	American Electric Power Co., Inc.	6,640
19	Eversource Energy	1,661
34	IDACORP, Inc.	3,576
68	NextEra Energy, Inc.	4,829

		16,706

	Electrical Equipment – 0.4%
13	Acuity Brands, Inc.	2,242
27	Eaton Corp. PLC	3,916
18	Emerson Electric Co.	1,623
24	Hubbell, Inc.	4,689
234	Plug Power, Inc.(a)	4,919
23	Rockwell Automation, Inc.	5,811
297	Sunrun, Inc.(a)	5,934

		29,134

	Electronic Equipment, Instruments & Components – 0.4%
65	Avnet, Inc.	2,838
4	CDW Corp.	653
67	Cognex Corp.	4,531
15	Coherent, Inc.(a)	4,019
49	Corning, Inc.	1,724
74	Itron, Inc.(a)	3,536
6	Keysight Technologies, Inc.(a)	842
13	Littelfuse, Inc.	2,980
44	TE Connectivity Ltd.	5,490
9	Trimble, Inc.(a)	600

		27,213

	Energy Equipment & Services – 0.1%
340	Archrock, Inc.	2,961

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
36	Baker Hughes Co.	$1,117
148	ChampionX Corp.	3,123
50	Schlumberger NV	1,950

		9,151

	Entertainment – 0.9%
23	Activision Blizzard, Inc.	1,739
59	Electronic Arts, Inc.	6,965
89	Netflix, Inc.(a)	16,942
67	Take-Two Interactive Software, Inc.(a)	8,007
206	Walt Disney Co. (The)(a)	22,996
340	Warner Bros Discovery, Inc.(a)	6,171

		62,820

	Food & Staples Retailing – 0.4%
51	BJ’s Wholesale Club Holdings, Inc.(a)	3,282
4	Costco Wholesale Corp.	2,127
29	Kroger Co. (The)	1,565
125	SpartanNash Co.	4,285
157	Sprouts Farmers Market, Inc.(a)	4,679
82	Sysco Corp.	7,009
38	Walgreens Boots Alliance, Inc.	1,611
20	Walmart, Inc.	3,060

		27,618

	Food Products – 0.3%
42	Campbell Soup Co.	1,983
47	Darling Ingredients, Inc.(a)	3,449
31	General Mills, Inc.	2,193
67	Hain Celestial Group, Inc. (The)(a)	2,247
28	Hormel Foods Corp.	1,467
34	Ingredion, Inc.	2,894
9	J.M. Smucker Co. (The)	1,232
20	Kellogg Co.	1,370
8	McCormick & Co., Inc.	805
33	Mondelez International, Inc., Class A	2,128

		19,768

	Gas Utilities – 0.1%
115	New Jersey Resources Corp.	4,963
39	ONE Gas, Inc.	3,291

		8,254

	Health Care Equipment & Supplies – 0.6%
2	Align Technology, Inc.(a)	580
11	Baxter International, Inc.	782
15	Becton Dickinson & Co.	3,708
5	Cooper Cos., Inc. (The)	1,805
2	DexCom, Inc.(a)	817
20	Edwards Lifesciences Corp.(a)	2,116
3	Embecta Corp.(a)	91

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
36	Globus Medical, Inc., Class A(a)	$2,384
49	Haemonetics Corp.(a)	2,483
16	Hologic, Inc.(a)	1,152
28	Intuitive Surgical, Inc.(a)	6,700
18	Penumbra, Inc.(a)	3,106
16	STAAR Surgical Co.(a)	913
61	STERIS PLC	13,667
6	Stryker Corp.	1,448
24	Tandem Diabetes Care, Inc.(a)	2,316
4	Teleflex, Inc.	1,142

		45,210

	Health Care Providers & Services – 1.2%
15	Amedisys, Inc.(a)	1,915
5	Anthem, Inc.	2,510
25	Centene Corp.(a)	2,014
8	Chemed Corp.	3,931
8	Cigna Corp.	1,974
107	CVS Health Corp.	10,286
34	DaVita, Inc.(a)	3,685
33	Encompass Health Corp.	2,271
125	HCA Healthcare, Inc.	26,819
18	Henry Schein, Inc.(a)	1,460
32	Humana, Inc.	14,226
5	Laboratory Corp. of America Holdings(a)	1,201
92	MEDNAX, Inc.(a)	1,704
9	Quest Diagnostics, Inc.	1,204
92	Select Medical Holdings Corp.	2,080
54	Tenet Healthcare Corp.(a)	3,915

		81,195

	Health Care Technology – 0.4%
165	Allscripts Healthcare Solutions, Inc.(a)	3,409
14	Cerner Corp.	1,311
285	Doximity, Inc., Class A(a)	11,363
55	Veeva Systems, Inc., Class A(a)	10,007

		26,090

	Hotels, Restaurants & Leisure – 1.1%
9	Booking Holdings, Inc.(a)	19,893
8	Expedia Group, Inc.(a)	1,398
68	Hilton Worldwide Holdings, Inc.(a)	10,560
40	Jack in the Box, Inc.	3,310
13	McDonald’s Corp.	3,239
65	Six Flags Entertainment Corp.(a)	2,487
178	Starbucks Corp.	13,286
86	Travel & Leisure Co.	4,771
187	Yum China Holdings, Inc.	7,817
59	Yum! Brands, Inc.	6,904

		73,665

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – 0.3%
17	DR Horton, Inc.	$1,183
105	KB Home	3,405
41	Meritage Homes Corp.(a)	3,385
165	PulteGroup, Inc.	6,890
142	Taylor Morrison Home Corp.(a)	3,719

		18,582

	Household Products – 0.4%
144	Colgate-Palmolive Co.	11,095
50	Kimberly-Clark Corp.	6,942
50	Procter & Gamble Co. (The)	8,027

		26,064

	Independent Power & Renewable Electricity Producers – 0.2%
49	AES Corp. (The)	1,001
118	NextEra Energy Partners LP	7,866
97	Sunnova Energy International, Inc.(a)	1,675

		10,542

	Industrial Conglomerates – 0.2%
35	3M Co.	5,048
84	General Electric Co.	6,262
17	Honeywell International, Inc.	3,290

		14,600

	Insurance – 1.2%
21	Aflac, Inc.	1,203
17	Allstate Corp. (The)	2,151
263	American International Group, Inc.	15,388
18	Chubb Ltd.	3,716
60	First American Financial Corp.	3,499
23	Hanover Insurance Group, Inc. (The)	3,377
188	Hartford Financial Services Group, Inc. (The)	13,147
26	Marsh & McLennan Cos., Inc.	4,204
15	MetLife, Inc.	985
30	Prudential Financial, Inc.	3,255
144	Reinsurance Group of America, Inc.	15,454
65	Selective Insurance Group, Inc.	5,353
19	Travelers Cos., Inc. (The)	3,250
53	Willis Towers Watson PLC	11,388

		86,370

	Interactive Media & Services – 1.6%
14	Alphabet, Inc., Class A(a)	31,951
10	Alphabet, Inc., Class C(a)	22,993
232	Meta Platforms, Inc., Class A(a)	46,509
591	Pinterest, Inc., Class A(a)	12,128
15	Twitter, Inc.(a)	735

		114,316

Shares	Description	Value (†)

Common Stocks – continued
	Internet & Direct Marketing Retail – 1.2%
91	Alibaba Group Holding Ltd., Sponsored ADR(a)	$8,835
20	Amazon.com, Inc.(a)	49,713
319	eBay, Inc.	16,563
59	Etsy, Inc.(a)	5,498
235	Qurate Retail, Inc., Class A	989

		81,598

	IT Services – 2.2%
7	Accenture PLC, Class A	2,103
22	Automatic Data Processing, Inc.	4,800
82	Block, Inc.(a)	8,162
23	Cognizant Technology Solutions Corp., Class A	1,861
26	Concentrix Corp.	4,095
298	DXC Technology Co.(a)	8,553
150	Fiserv, Inc.(a)	14,688
46	Gartner, Inc.(a)	13,365
55	Global Payments, Inc.	7,534
39	International Business Machines Corp.	5,156
5	Kyndryl Holdings, Inc.(a)	60
51	Mastercard, Inc., Class A	18,532
21	Paychex, Inc.	2,661
117	PayPal Holdings, Inc.(a)	10,288
25	Perficient, Inc.(a)	2,485
10	Shopify, Inc., Class A(a)	4,268
6	VeriSign, Inc.(a)	1,072
184	Visa, Inc., Class A	39,216
18	WEX, Inc.(a)	2,992

		151,891

	Life Sciences Tools & Services – 0.4%
23	Agilent Technologies, Inc.	2,743
16	Danaher Corp.	4,018
45	Illumina, Inc.(a)	13,349
106	NeoGenomics, Inc.(a)	1,002
19	Repligen Corp.(a)	2,988
9	Thermo Fisher Scientific, Inc.	4,976
5	Waters Corp.(a)	1,515

		30,591

	Machinery – 0.9%
35	AGCO Corp.	4,459
17	Caterpillar, Inc.	3,579
17	Chart Industries, Inc.(a)	2,870
33	Cummins, Inc.	6,243
40	Deere & Co.	15,102
19	Illinois Tool Works, Inc.	3,745
58	ITT, Inc.	4,073
46	Oshkosh Corp.	4,252
15	Otis Worldwide Corp.	1,093
79	PACCAR, Inc.	6,561
10	Parker-Hannifin Corp.	2,708

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
70	Terex Corp.	$2,380
51	Toro Co. (The)	4,087

		61,152

	Media – 0.9%
3	Cable One, Inc.	3,499
42	Charter Communications, Inc., Class A(a)	17,997
431	Comcast Corp., Class A	17,136
205	Interpublic Group of Cos., Inc. (The)	6,687
63	New York Times Co. (The), Class A	2,414
393	News Corp., Class A	7,805
85	Omnicom Group, Inc.	6,471
31	Paramount Global, Class B	903

		62,912

	Metals & Mining – 0.3%
40	Alcoa Corp.	2,712
112	Cleveland-Cliffs, Inc.(a)	2,855
106	Commercial Metals Co.	4,346
15	Newmont Corp.	1,093
7	Nucor Corp.	1,083
24	Reliance Steel & Aluminum Co.	4,758
57	Steel Dynamics, Inc.	4,888

		21,735

	Multi-Utilities – 0.1%
44	Consolidated Edison, Inc.	4,081
18	DTE Energy Co.	2,359
11	Sempra Energy	1,775
11	WEC Energy Group, Inc.	1,100

		9,315

	Multiline Retail – 0.2%
55	Kohl’s Corp.	3,183
127	Macy’s, Inc.	3,070
40	Target Corp.	9,146

		15,399

	Oil, Gas & Consumable Fuels – 1.6%
394	Antero Midstream Corp.	4,046
503	APA Corp.	20,588
35	Chevron Corp.	5,483
246	CNX Resources Corp.(a)	5,055
220	ConocoPhillips	21,014
77	Diamondback Energy, Inc.	9,720
206	EOG Resources, Inc.	24,053
109	EQT Corp.	4,333
78	Exxon Mobil Corp.	6,649
92	Kinder Morgan, Inc.	1,670
70	Marathon Oil Corp.	1,744
102	Range Resources Corp.(a)	3,054

Shares	Description	Value (†)

Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
385	Southwestern Energy Co.(a)	$2,888
18	Valero Energy Corp.	2,007

		112,304

	Paper & Forest Products – 0.0%
35	Louisiana-Pacific Corp.	2,258

	Pharmaceuticals – 1.3%
247	Bristol-Myers Squibb Co.	18,592
25	Jazz Pharmaceuticals PLC(a)	4,005
45	Johnson & Johnson	8,121
105	Merck & Co., Inc.	9,312
193	Novartis AG, Sponsored ADR	16,990
71	Novo Nordisk A/S, Sponsored ADR	8,094
123	Pfizer, Inc.	6,036
329	Roche Holding AG, Sponsored ADR	15,193
114	Viatris, Inc.	1,178
12	Zoetis, Inc.	2,127

		89,648

	Professional Services – 0.2%
33	Equifax, Inc.	6,716
47	Exponent, Inc.	4,503
47	Korn Ferry	2,888
28	ManpowerGroup, Inc.	2,525

		16,632

	Real Estate Management & Development – 0.2%
105	CBRE Group, Inc., Class A(a)	8,719
24	Jones Lang LaSalle, Inc.(a)	5,250

		13,969

	REITs - Apartments – 0.3%
85	American Campus Communities, Inc.	5,497
6	AvalonBay Communities, Inc.	1,365
57	Camden Property Trust	8,943
34	Equity Residential	2,771

		18,576

	REITs - Diversified – 0.4%
276	American Assets Trust, Inc.	10,102
24	American Tower Corp.	5,785
23	Crown Castle International Corp.	4,260
10	Digital Realty Trust, Inc.	1,461
3	Equinix, Inc.	2,157
70	Weyerhaeuser Co.	2,885

		26,650

	REITs - Health Care – 0.1%
22	Ventas, Inc.	1,222

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Health Care – continued
26	Welltower, Inc.	$2,361

		3,583

	REITs - Hotels – 0.0%
62	Host Hotels & Resorts, Inc.	1,262

	REITs - Mortgage – 0.1%
147	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,879

	REITs - Office Property – 0.3%
427	Brandywine Realty Trust	4,983
209	Corporate Office Properties Trust	5,578
145	Douglas Emmett, Inc.	4,272
194	Easterly Government Properties, Inc.	3,696
64	Kilroy Realty Corp.	4,480

		23,009

	REITs - Regional Malls – 0.0%
149	Macerich Co. (The)	1,870

	REITs - Shopping Centers – 0.1%
345	Brixmor Property Group, Inc.	8,756

	REITs - Warehouse/Industrials – 0.1%
36	ProLogis, Inc.	5,770

	Road & Rail – 0.3%
12	Avis Budget Group, Inc.(a)	3,212
5	Canadian Pacific Railway Ltd.	366
118	CSX Corp.	4,052
16	Norfolk Southern Corp.	4,126
37	Ryder System, Inc.	2,586
15	Union Pacific Corp.	3,515

		17,857

	Semiconductors & Semiconductor Equipment – 1.8%
32	Advanced Micro Devices, Inc.(a)	2,737
15	Analog Devices, Inc.	2,316
24	Applied Materials, Inc.	2,648
36	Cirrus Logic, Inc.(a)	2,729
24	Enphase Energy, Inc.(a)	3,874
104	First Solar, Inc.(a)	7,595
185	Intel Corp.	8,064
4	Lam Research Corp.	1,863
87	Lattice Semiconductor Corp.(a)	4,179
63	Micron Technology, Inc.	4,296
241	NVIDIA Corp.	44,698
135	QUALCOMM, Inc.	18,858
32	Silicon Laboratories, Inc.(a)	4,317
16	Synaptics, Inc.(a)	2,375
45	Texas Instruments, Inc.	7,661
20	Universal Display Corp.	2,555

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
36	Wolfspeed, Inc.(a)	$3,302

		124,067

	Software – 2.6%
11	Adobe, Inc.(a)	4,355
27	Aspen Technology, Inc.(a)	4,281
110	Autodesk, Inc.(a)	20,821
28	Blackbaud, Inc.(a)	1,624
57	CommVault Systems, Inc.(a)	3,477
10	Fair Isaac Corp.(a)	3,735
130	Microsoft Corp.	36,078
377	NortonLifeLock, Inc.	9,440
484	Oracle Corp.	35,526
19	Paylocity Holding Corp.(a)	3,603
25	Qualys, Inc.(a)	3,407
148	Salesforce, Inc.(a)	26,039
31	SPS Commerce, Inc.(a)	3,708
117	Workday, Inc., Class A(a)	24,184

		180,278

	Specialty Retail – 0.6%
86	American Eagle Outfitters, Inc.	1,299
12	Asbury Automotive Group, Inc.(a)	2,205
2	AutoZone, Inc.(a)	3,911
31	Best Buy Co., Inc.	2,788
38	Boot Barn Holdings, Inc.(a)	3,422
23	Five Below, Inc.(a)	3,613
11	GameStop Corp., Class A(a)	1,376
9	Home Depot, Inc. (The)	2,704
11	Lithia Motors, Inc.	3,114
40	Lowe’s Cos., Inc.	7,909
31	TJX Cos., Inc. (The)	1,900
10	Tractor Supply Co.	2,015
4	Ulta Beauty, Inc.(a)	1,587
25	Williams-Sonoma, Inc.	3,262

		41,105

	Technology Hardware, Storage & Peripherals – 0.1%
77	Hewlett Packard Enterprise Co.	1,187
85	HP, Inc.	3,113
50	Seagate Technology Holdings PLC	4,102

		8,402

	Textiles, Apparel & Luxury Goods – 0.3%
26	Crocs, Inc.(a)	1,727
15	Deckers Outdoor Corp.(a)	3,986
13	NIKE, Inc., Class B	1,621
583	Under Armour, Inc., Class A(a)	8,955
127	VF Corp.	6,604
74	Wolverine World Wide, Inc.	1,467

		24,360

Shares	Description	Value (†)

Common Stocks – continued
	Thrifts & Mortgage Finance – 0.1%
82	Mr. Cooper Group, Inc.(a)	$3,688

	Trading Companies & Distributors – 0.0%
24	GATX Corp.	2,481

	Water Utilities – 0.1%
15	American Water Works Co., Inc.	2,311
79	Essential Utilities, Inc.	3,536

		5,847

	Wireless Telecommunication Services – 0.1%
79	T-Mobile US, Inc.(a)	9,728

	Total Common Stocks (Identified Cost $2,886,071)	2,627,381

Principal Amount

Bonds and Notes – 18.1%
	Automotive – 0.3%
$11,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	10,854
4,000	Lear Corp., 4.250%, 5/15/2029	3,867
8,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	7,084

		21,805

	Banking – 2.7%
12,000	American Express Co., 3.700%, 8/03/2023	12,133
13,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	12,370
10,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	10,102
8,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	8,011
14,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	12,501
11,000	Citigroup, Inc., 4.600%, 3/09/2026	11,077
11,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	10,955
11,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	10,903
13,000	KeyCorp, MTN, 2.550%, 10/01/2029	11,595
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	6,663
6,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	5,937
7,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	6,231

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$13,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	$12,488
7,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	6,882
8,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	7,951
10,000	State Street Corp., 2.400%, 1/24/2030	8,980
9,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	7,730
13,000	Truist Bank, 3.200%, 4/01/2024	13,008
13,000	Westpac Banking Corp., 2.350%, 2/19/2025	12,639

		188,156

	Brokerage – 0.3%
12,000	BlackRock, Inc., 2.400%, 4/30/2030	10,741
14,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	10,687

		21,428

	Building Materials – 0.2%
13,000	Owens Corning, 3.950%, 8/15/2029	12,713

	Chemicals – 0.1%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	4,035

	Construction Machinery – 0.2%
13,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	12,700

	Diversified Manufacturing – 0.3%
13,000	3M Co., 3.050%, 4/15/2030	12,204
7,000	Emerson Electric Co., 2.000%, 12/21/2028	6,257

		18,461

	Electric – 0.8%
11,000	Duke Energy Corp., 3.750%, 4/15/2024	11,079
14,000	Entergy Corp., 0.900%, 9/15/2025	12,673
6,000	Exelon Corp., 4.050%, 4/15/2030	5,871
14,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	11,959
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,630

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – continued
$4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	$3,460
10,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,798

		59,470

	Environmental – 0.1%
8,000	Republic Services, Inc., 1.450%, 2/15/2031	6,356
5,000	Waste Management, Inc., 2.950%, 6/01/2041	4,092

		10,448

	Finance Companies – 0.2%
7,000	Ares Capital Corp., 3.250%, 7/15/2025	6,666
7,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	6,207

		12,873

	Food & Beverage – 0.6%
14,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	12,752
11,000	General Mills, Inc., 4.000%, 4/17/2025	11,155
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	6,254
12,000	PepsiCo, Inc., 2.750%, 3/19/2030	11,127

		41,288

	Government Owned - No Guarantee – 0.3%
20,000	Federal National Mortgage Association, 6.625%, 11/15/2030	25,094

	Health Insurance – 0.3%
11,000	Anthem, Inc., 4.101%, 3/01/2028	10,991
9,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	10,302

		21,293

	Healthcare – 0.4%
6,000	Cigna Corp., 3.750%, 7/15/2023	6,051
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,009
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	5,817
6,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	5,830

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Healthcare – continued
$8,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	$7,142

		26,849

	Integrated Energy – 0.5%
10,000	BP Capital Markets PLC, 3.814%, 2/10/2024	10,088
13,000	Exxon Mobil Corp., 2.992%, 3/19/2025	12,871
8,000	Shell International Finance BV, 6.375%, 12/15/2038	9,783

		32,742

	Life Insurance – 0.0%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,154

	Midstream – 0.2%
11,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	11,117

	Mortgage Related – 4.7%
59,068	FHLMC, 2.500%, 2/01/2052	53,969
15,964	FHLMC, 3.000%, 4/01/2052	15,076
19,440	FHLMC, 3.500%, with various maturities from 2049 to 2052(b)	18,939
92,033	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	81,353
84,575	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	77,326
62,587	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	59,444
16,413	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	15,972
2,491	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	2,481
3,053	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	3,114

		327,674

	Natural Gas – 0.2%
14,000	NiSource, Inc., 0.950%, 8/15/2025	12,695

	Pharmaceuticals – 0.4%
11,000	AbbVie, Inc., 3.600%, 5/14/2025	10,928
7,000	Biogen, Inc., 2.250%, 5/01/2030	5,852
8,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	7,756

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Pharmaceuticals – continued
$6,000	Viatris, Inc., 3.850%, 6/22/2040	$4,671

		29,207

	Property & Casualty Insurance – 0.1%
5,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,525

	Railroads – 0.2%
12,000	CSX Corp., 2.600%, 11/01/2026	11,446

	REITs - Apartments – 0.1%
7,000	Essex Portfolio LP, 3.000%, 1/15/2030	6,396

	REITs - Health Care – 0.1%
8,000	Welltower, Inc., 2.800%, 6/01/2031	7,076

	REITs - Office Property – 0.4%
13,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	12,951
6,000	Boston Properties LP, 2.750%, 10/01/2026	5,674
14,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	12,263

		30,888

	REITs - Single Tenant – 0.1%
4,000	Realty Income Corp., 3.400%, 1/15/2028	3,856
5,000	Spirit Realty LP, 2.700%, 2/15/2032	4,193

		8,049

	REITs - Warehouse/Industrials – 0.1%
8,000	Prologis LP, 1.250%, 10/15/2030	6,466

	Restaurants – 0.1%
12,000	Starbucks Corp., 2.250%, 3/12/2030	10,268

	Retailers – 0.3%
7,000	Amazon.com, Inc., 3.875%, 8/22/2037	6,814
15,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	12,844

		19,658

	Technology – 1.0%
11,000	Apple, Inc., 2.500%, 2/09/2025	10,848

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – continued
$2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	$1,615
6,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	5,609
7,000	HP, Inc., 3.000%, 6/17/2027	6,562
8,000	Intel Corp., 2.450%, 11/15/2029	7,241
12,000	International Business Machines Corp., 4.000%, 6/20/2042	10,982
9,000	NVIDIA Corp., 2.850%, 4/01/2030	8,380
10,000	Oracle Corp., 2.950%, 5/15/2025	9,675
14,000	QUALCOMM, Inc., 1.650%, 5/20/2032	11,346

		72,258

	Treasuries – 2.2%
13,000	U.S. Treasury Bond, 2.250%, 5/15/2041	11,264
11,000	U.S. Treasury Bond, 2.500%, 5/15/2046	9,752
28,000	U.S. Treasury Bond, 2.875%, 11/15/2046	26,665
34,000	U.S. Treasury Bond, 3.000%, 5/15/2045	32,884
12,000	U.S. Treasury Bond, 3.000%, 2/15/2048	11,791
12,000	U.S. Treasury Bond, 3.000%, 2/15/2049	11,906
58,000	U.S. Treasury Note, 0.375%, 11/30/2025	52,945

		157,207

	Utility Other – 0.1%
7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	6,487

	Wireless – 0.2%
11,000	Vodafone Group PLC, 6.150%, 2/27/2037	12,152

	Wirelines – 0.3%
5,000	AT&T, Inc., 3.650%, 6/01/2051	4,052
4,000	AT&T, Inc., 5.250%, 3/01/2037	4,242
11,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.606%, 5/15/2025(c)	11,123

		19,417

	Total Bonds and Notes (Identified Cost $1,422,958)	1,265,495

Shares	Description	Value (†)

Exchange-Traded Funds – 5.3%
5,376	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $413,948)	$371,320

Mutual Funds – 8.3%
14,152	WCM Focused Emerging Markets Fund, Institutional Class	200,390
18,316	WCM Focused International Growth Fund, Institutional Class	378,045

	Total Mutual Funds (Identified Cost $721,817)	578,435

Affiliated Mutual Funds – 28.4%
39,311	Loomis Sayles Inflation Protected Securities Fund, Class N	435,957
53,672	Loomis Sayles Limited Term Government and Agency Fund, Class N	587,714
64,475	Mirova Global Green Bond Fund, Class N	584,784
33,009	Mirova International Sustainable Equity Fund, Class N	382,569

	Total Affiliated Mutual Funds (Identified Cost $2,198,852)	1,991,024

Principal Amount

Short-Term Investments – 3.1%
$220,859	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/2022 at 0.000% to be repurchased at $220,859 on 5/02/2022 collateralized by $178,700 U.S. Treasury Note, 1.000% due 7/31/2028 valued at $159,792; $56,500 U.S. Treasury Note, 2.875% due 8/15/2028 valued at $56,746; $8,700 U.S. Treasury Note, 3.125% due 11/15/2028 valued at $8,942 including accrued interest(d) (Identified Cost $220,859)	220,859

	Total Investments – 100.7% (Identified Cost $7,864,505)	7,054,514
	Other assets less liabilities – (0.7)%	(49,186)

	Net Assets – 100.0%	$7,005,328

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2022 is disclosed.
(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of Rule 144A holdings amounted to $13,887 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$661,947	$235,520	$435,742	$(6,797)	$(18,971)	$435,957	39,311	$6,701
Loomis Sayles Limited Term Government and Agency Fund, Class N	897,367	303,197	591,566	(15,388)	(5,896)	587,714	53,672	1,606
Mirova Global Green Bond Fund, Class N	893,422	348,380	585,438	(51,737)	(19,843)	584,784	64,475	11,181
Mirova International Sustainable Equity Fund, Class N	552,500	235,305	344,878	(25,318)	(35,040)	382,569	33,009	—

	$3,005,236	$1,122,402	$1,957,624	$(99,240)	$(79,750)	$1,991,024	190,467	$19,488

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,627,381	$—	$—	$2,627,381
Bonds and Notes*	—	1,265,495	—	1,265,495
Exchange-Traded Funds	371,320	—	—	371,320
Mutual Funds	578,435	—	—	578,435
Affiliated Mutual Funds	1,991,024	—	—	1,991,024
Short-Term Investments	—	220,859	—	220,859

Total	$5,568,160	$1,486,354	$—	$7,054,514

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2022 (Unaudited)

Equity	56.6%
Fixed Income	41.0
Short-Term Investments	3.1

Total Investments	100.7
Other assets less liabilities	(0.7)

Net Assets	100.0%